Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Schedule of Disaggregated Revenue by Geographical Areas

The following table provides information about disaggregated revenue by geographical areas

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Americas*	$135,256	$117,777
EMEA	90,125	75,882
APAC	34,058	27,166
Total	$259,439	$220,825

*	Primarily from the United States